UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1735
FPA New Income, Inc.
(Exact name of registrant as specified in charter)
11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA New Income, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

ITEM 1. Schedule of Investments.

FPA New Income, Inc.

Portfolio of Investments

December 31, 2004 (unaudited)

PORTFOLIO OF INVESTMENTS

December 31, 2004

BONDS & DEBENTURES	Principal Amount	Value
U.S. AGENCIES
U.S. AGENCIES SECURITIES — 25.6%
Federal Farm Credit Bank
—2.26125% 2006 (Float)	$50,000,000	$50,015,625
—2.33% 2006 (Float)	71,500,000	71,511,619
—2.2925% 2005 (Float)	70,000,000	70,000,000
Federal Home Loan Bank
— 2% 2007 (step-up)	21,900,000	21,823,350
— 2% 2007 (step-up)	10,230,000	10,209,540
— 2% 2009 (step-up)	21,250,000	21,024,219
— 2% 2009 (step-up)	22,500,000	22,455,000
— 2% 2009 (step-up)	18,750,000	18,550,781
— 2.06% (floating rate) 2007	24,650,000	24,650,000
— 3% 2008 (step-up)	29,275,000	29,275,000
— 3% 2009 (step-up)	25,000,000	25,000,000
Federal National Mortgage Association
—2.305% (Float) 2023	50,000,000	50,000,000
—2.22625% (Float) 2006	50,000,000	49,972,500
—2% 2007 (step-up)	22,800,000	22,800,000
—3.25% 2007 (step-up)	20,055,000	20,055,000
—5% 2007	15,440,000	15,613,700
TOTAL U.S. AGENCIES SECURITIES		$522,956,334

U.S. GOVERNMENT SECURITIES — 15.3%
U.S.Treasury Inflation-Indexed Notes — 3.125% 2007	$295,934,555	$313,505,669

MORTGAGE-BACKED SECURITIES — 15.1%
Banc of America Alternative Loan Trust 2003-6 CL 1NC2 — 8% 2033	$3,292,252	$3,443,300
Banc of America Mortgage Securities 2004-4 3A2 — 6.5% 2019	8,771,742	9,243,662
Chase Mortgage Finance Trust 2003-S14 CL 3A6 — 5.5% 2034	6,433,257	6,649,543
Chase Mortgage Finance Trust 2003-S14 CL 2A4 — 7.5% 2034	17,107,902	18,157,643
Citicorp Mortgage Securities, Inc. 2003-4 CL A4 — 5% 2018	6,812,362	6,881,548
Countrywide Alternative Loan Trust 2002-18 CL A2 — 5.25% 2033	11,393,697	11,317,143
Countrywide Mortgage Securities 2003-HYB2 CL 1A1 — 3.4% (floating rate) 2033	8,599,890	8,426,516
Countrywide Mortgage Securities 2003-36 CL A20 — 5% 2033	2,270,687	2,284,169
Federal Home Loan Mortgage Corporation
1534 CL IA — 3.81% (floating rate) 2023	1,000,000	1,008,750
1552 CL I — 3.81% (floating rate) 2023	1,610,729	1,626,836
1669 CL HA — 3.96% (floating rate) 2023	4,000,000	4,017,500
1673 CL HB — 3.96% (floating rate) 2024	1,000,000	1,020,000
1684 CL HA — 3.96% (floating rate) 2024	4,000,000	4,067,500
2581 CS PL — 4% 2016	10,358,286	10,384,182
1634 CL PL — 4.03% (floating rate) 2023	7,000,000	7,052,500
1671 CL HA — 4.24% (floating rate) 2024	3,347,711	3,381,188
2553 CL DX — 4.5% 2022	24,500,000	24,637,812
2766 CL PT — 5% 2016	19,304,000	19,638,809
2897 CL AB — 5% 2022	25,560,000	25,983,274
2510 CL PV — 5.25% 2026	17,280,715	17,604,728
2462 CL CA — 5.5% 2009	457,763	458,560
2619 CL YV — 5.5% 2011	10,058,442	10,193,602
2525 CL BR — 5.5% 2023	2,248,603	2,272,843
2803 CL PG — 5.5% 2034	8,213,698	8,351,023
1804 CL C — 6% 2008	1,874,062	1,910,531
1591 CL PV — 6.25% 2023	9,625,426	9,989,075
2348 CL MF — 6.5% 2031	25,259,351	26,017,131
2543 CL AD — 8.5% 2016	265,476	282,732
2519 CL ED — 8.5% 2030	889,577	956,295
2626 CL QM — 9% 2018	3,870,872	4,354,127
HM-A1 — 10.15% 2006	86	86
Federal National Mortgage Association
— 6% 2016	553,190	565,117
— 6.5% 2008	279,873	290,543
— 6.5% 2017	4,022,777	4,232,726
— 7% 2007	6,578,423	6,825,114
319 CL 18 — 8% 2032	1,965,375	2,131,203
First Financial Mortgage Trust 9 CL A4 — 5.8% 2008	46,899	47,661

BONDS & DEBENTURES	Principal Amount	Value
Government National Mortgage Association II
2308-8 CL PG — 4% 2024	9,321,219	9,326,812
1999-47 — 7.5% 2029	5,371,703	5,617,351
J.P. Morgan Mortgage Trust 2003-A2 — 4% 2033	9,615,385	9,562,789
Wachovia Asset Securitization, Inc. 2002-1 CL 2A1 — 6.25% 2033	4,132,621	4,225,605
Wells Fargo Mortgage Backed Securities Trust 2004-1CL A19 — 5% 2034	14,926,835	14,988,184
TOTAL MORTGAGE-BACKED SECURITIES		$309,425,713

CORPORATE BONDS & DEBENTURES — 11.8%
Avnet Inc.
— 7.875% 2005	$8,350,000	$8,433,500
— 8% 2006	2,000,000	2,160,000
Bayerische Landesbank — 2.3% (floating rate) 2009†	21,000,000	20,601,000
Collins & Aikman Products
— 10.75% 2011	12,245,000	12,520,145
— 12.875% 2012†	7,245,000	6,276,633
— 12.875% (Series B) 2012†	3,325,000	2,859,500
Fifth Third Bancorp — 1.915% 2005†	50,000,000	50,000,000
International Wire Group — 10% 2011	5,193,000	5,400,720
Landesbank Baden-Wuerttemberg — 2.24% 2007†	23,500,000	23,276,750
Metaldyne Corporation — 11% 2012	22,230,000	18,339,750
Michaels Stores Inc. — 9.25% 2009	16,505,000	17,701,613
Motors & Gears Inc. — 10.75% 2006	16,694,000	16,318,385
Northland Cable Company — 10.25% 2007	8,645,000	8,601,775
Qwest Communications International Inc. — 4.75% (floating rate) 2009†	24,045,000	24,045,000
Rabobank Nederland NV NY — 2.571% (floating rate) 2007	24,674,000	24,546,781
TOTAL CORPORATE BONDS & DEBENTURES		$241,081,552

BONDS & DEBENTURES	Principal Amount	Value
MORTGAGE-BACKED PASS-THROUGH SECURITIES — 2.2%
Federal National Mortgage Association
— 5.5% 2014	$9,113,317	$9,477,850
— 6% 2011	3,558,477	3,749,745
— 6% 2012	15,952,018	16,809,439
— 7% 2030	1,380,428	1,468,215
— 7% 2031	575,486	604,888
— 7.5% 2016	215,002	230,052
— 7.5% 2016	113,989	121,968
— 7.5% 2028	2,262,613	2,420,996
— 7.5% 2029	760,903	813,900
— 7.5% 2029	716,012	768,370
— 8% 2016	127,048	137,053
Government National Mortgage Association
— 7% 2028	1,460,695	1,557,758
— 7.5% 2023	40,653	43,391
— 8% 2030	406,162	432,245
— 8% 2030	613,744	658,432
— 8% 2031	463,657	485,101
Government National Mortgage Association II
— 7% 2024	656,031	694,199
— 7% 2028	829,549	879,106
— 7% 2028	169,610	179,787
— 7.5% 2025	30,654	32,800
— 7.5% 2025	156,350	167,295
— 7.5% 2027	44,128	47,217
— 7.5% 2030	256,814	274,550
— 8% 2027	433,404	463,699
Government National Mortgage Association (MH)
— 8.25% 2006-7	41,616	43,364
— 8.75% 2006	113,451	119,123
— 8.75% 2011	329,782	352,372
— 9% 2010	130,488	139,158
— 9% 2011	451,153	481,128
— 9.25% 2010-11	307,261	328,379
— 9.75% 2005	91,009	97,529
— 9.75% 2006	84,700	87,638
— 9.75% 2012-13	198,365	212,576
Government National Mortgage Association (PL) — 10.25% 2017	771,529	785,754
TOTAL MORTGAGE-BACKED PASS-THROUGH SECURITIES		$45,165,077

BONDS & DEBENTURES	Shares or Principal Amount	Value
CONVERTIBLE BONDS & DEBENTURES — 2.2%
BEA Systems, Inc. — 4% 2006	$18,000,000	$18,000,000
i2 Technologies, Inc. — 5.25% 2006	18,900,000	17,955,000
Standard Motor Products, Inc. — 6.75% 2009	8,960,000	8,736,000
TOTAL CONVERTIBLE BONDS & DEBENTURES		$44,691,000

ASSET BACKED SECURITIES —1.9%
Alliant Master Trust 2000-1A CL A — 2.20125% (floating rate) 2006†	$16,450,000	$16,453,619
CIT RV Trust 1999-A CL A4 — 6.16% 2013	7,339,063	7,438,874
Green Tree Financial Corporation
— 7.77% 2029*	5,500,000	3,300,000
— 8% 2028*	2,769,534	2,077,151
INDYMAC Asset-Backed Securities, Inc. 2000-6 CL AF5 — 7.88% 2031	5,464,446	5,619,090
Truck Engine Receivables Master Trust 2000-1a — 2.33% (floating rate) 2006†	5,000,000	5,000,000
TOTAL ASSET BACKED SECURITIES		$39,888,734

DERIVATIVE SECURITIES — 1.4%
INTEREST ONLY SECURITIES
Federal Home Loan Mortgage Corporation
2522 CL PI — 5.5% 2018	$3,766,143	$129,461
2558 CL JW — 5.5% 2022	25,599,234	2,927,912
223 — 5.5% 2032	23,089,596	4,650,475
1694 CL L — 6.5% 2023	188,643	8,961
217 — 6.5% 2032	5,536,292	1,041,515
Federal National Mortgage Association
2003-64 CL XI — 5% 2033	20,612,171	3,813,252
2003-37 CL IM — 5.5% 2032	18,266,375	3,342,199
323 CL 1 — 5.5% 2032	6,091,978	954,735
333 CL 2 — 5.5% 2033	23,951,379	5,078,411
302 CL2 — 6% 2029	13,067,796	2,589,057
332 CL2 — 6% 2033	20,029,079	4,052,764
1994-17 CL JB — 6.5% 2009	792,781	62,431
TOTAL DERIVATIVE SECURITIES		$28,651,173

INTERNATIONAL SECURITY — 1.1%
France OATei — 3% 2012	$14,064,610	$21,568,079

PREFERRED STOCK — 0.3%
Pennsylvania Real Estate Investment Trust	93,800	$5,674,900

COMMON STOCK — 0.3%
International Wire Group	368,844	$5,532,660

BONDS & DEBENTURES	Principal Amount	Value
SHORT-TERM U.S. GOVERNMENT SECURITIES — 2.4%
U.S. Treasury Notes
— 1.625% 3/31/05	$49,000,000	$48,923,438

TOTAL INVESTMENT SECURITIES — 79.6% (Cost $1,597,571,725)		$1,627,064,329

SHORT-TERM INVESTMENTS — 19.6% (Cost $399,374,493)
Rabobank USA Financial Corporation — 2.18% 01/03/05	$30,193,000	$30,189,343
Shell Finance (UK) PLC — 2.2% 01/03/05	44,800,000	44,794,525
American General Finance Corporation — 2.1% 01/04/05	41,462,000	41,454,744
Barclays U.S. Funding, Inc. — 2.2% 01/05/05	43,000,000	42,989,489
AIG Funding, Inc. — 2.25% 01/10/05	40,000,000	39,977,500
International Lease Finance Corp. — 2.28% 01/19/05	15,163,000	15,145,714
American General Finance Corporation — 2.3% 01/21/05	25,954,000	25,920,837
General Electric Capital Services — 2.31% 01/31/05	48,000,000	47,907,600
Toyota Motor Credit Corpation — 2.27% 02/01/05	50,000,000	49,902,264
Federal National Mortgage Association Discount Note — 2.3% 02/07/05	26,247,000	26,184,955
Shell Finance (UK) PLC — 2.32% 02/11/05	35,000,000	34,907,522
		$399,374,493

TOTAL INVESTMENTS — 99.2% (Cost $1,996,946,218)		$2,026,438,822
Other assets and liabilities, net — 0.8%		16,734,799
TOTAL NET ASSETS — 100%		$2,043,173,621

*            Non-income producing security, in default

†             Restricted security purchased without registration under the Securities Act of 1933 pursuant to Rule 144A, which generally may be resold only to certain institutional investors prior to registration. The Alliant Master Trust floating rate due 2006 was purchased between July 17 and October 23, 2003 at $99.43; the Collins & Aikman Products 12.875% note due 2012 was purchased between September 10 and September 24, 2004 at $97.34 and the Series B of this note was purchased on August 12, 2004 at $96.42; the Qwest Communications International 4.75% notes due 2009 were purchased between January 30 and February 5, 2004 at $99.83; the Bayerische Landesbank 2.3% floating rate note due 2009 was purchased April 14, 2004 at $100.00; the Fifth Third Bancorp 1.915% note due 2005 was purchased on October 26, 2004 at $100.00; the Landesbank Baden-Wuerttemberg 2.24% note due 2007 was purchased on July 23, 2004 at $100.00; the Truck Engine Receivables Master Trust 2.33% floating rate note due 2006 was purchased on July 21, 2004 at $100.00. These restricted securities constituted 7.3% of total net assets at December 31, 2004.

(A) The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:
Gross unrealized appreciation:	$44,948,250
Gross unrealized depreciation:	(15,455,646)
Net unrealized appreciation:	$29,492,604

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President

Date: February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date: February 25, 2005